N-2 - $ / shares shares in Billions	Oct. 28, 2025	Sep. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001954360
Amendment Flag	false
Securities Act File Number	814-01599
Document Type	8-K
Entity Registrant Name	CRESCENT PRIVATE CREDIT INCOME CORP.
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]

NAV per share as of September 30, 2025
Class I Common Shares	$27.02
Class S Common Shares	27.02

Outstanding Security, Held [Shares]		2.5
Class I Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 27.02
Class S Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 27.02